Related Party Transactions - Additional Information (Detail)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 18, 2014 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Directors shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Initial offering lock-up period							180 days
Anticipated aggregate common stock offering price							$ 30,000,000
Predecessor
Related Party Transaction [Line Items]
Debt instrument interest rate percentage							2.50%
Debt instrument, accrued interest							$ 51	$ 50	$ 245
NGP X US Holdings
Related Party Transaction [Line Items]
Payment made to related party initial public offering expenses							800,000
NGP X US Holdings | Predecessor
Related Party Transaction [Line Items]
Payments made for director fees							$ 100,000	100,000	100,000
Multi-Shot, LLC
Related Party Transaction [Line Items]
Payments made to related party								100,000	100,000
WHR II
Related Party Transaction [Line Items]
Common stock shares issued related to reorganization transactions | shares							21,200,084
Esquisto
Related Party Transaction [Line Items]
Common stock shares issued related to reorganization transactions | shares							38,755,330
Notes payable to related party, owed						$ 6,400,000		6,400,000
Debt instrument maturity date							Dec. 31, 2022
Esquisto | General and Administrative
Related Party Transaction [Line Items]
Notes payable to related party			$ 1,100,000		$ 2,100,000	3,600,000	$ 4,000,000
Esquisto | Drilling and Producing Wells
Related Party Transaction [Line Items]
Payments made to related party			300,000		600,000	900,000	$ 1,300,000
Acquisitions [Member]
Related Party Transaction [Line Items]
Common stock shares issued related to reorganization transactions | shares							2,563,266
Carlyle Group, L.P.
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares		435,000		435,000
Carlyle Group, L.P. | NGP ECM
Related Party Transaction [Line Items]
Percentage of ownership interest in certain gross revenues		55.00%		55.00%
Genesis Energy Partners, L.P
Related Party Transaction [Line Items]
Proceeds from sale		$ 600,000		$ 1,500,000			$ 2,800,000
NGP ECM | Maximum
Related Party Transaction [Line Items]
Payments made to related party		$ 100,000		$ 100,000			100,000
NGP ECM | Predecessor | Maximum
Related Party Transaction [Line Items]
Payments made to related party			100,000		100,000
NGP ECM | Carlyle Group, L.P. | NGP X US Holdings
Related Party Transaction [Line Items]
Percentage of carried interest income to be allocated to Partnership for future interests in future carry funds		40.00%		40.00%
NGP ECM | Carlyle Group, L.P. | NGP XI
Related Party Transaction [Line Items]
Percentage of carried interest income to be allocated to Partnership for future interests in future carry funds		47.50%		47.50%
Non Officer Employees [Member]
Related Party Transaction [Line Items]
Payments made to related party							100,000	100,000	100,000
Highmark Energy Operating L L C | Non-operated Working Interests in Oil and Natural Gas Properties
Related Party Transaction [Line Items]
Net payments received from related parties			100,000		200,000		200,000	400,000	100,000
Highmark Energy Operating L L C | Non-operated Working Interests in Oil and Natural Gas Properties | Maximum
Related Party Transaction [Line Items]
Related party payments or receipts		$ 100,000		$ (100,000)
Cretic Energy Services, LLC | Drilling and Completion Activities
Related Party Transaction [Line Items]
Payments made to related party			300,000		400,000		400,000	1,000,000	6,500,000
Related party payments or receipts		$ 100,000		$ 100,000
PennTex Midstream Partners, LP
Related Party Transaction [Line Items]
Proceeds from sale								100,000	100,000
PennTex Midstream Partners, LP | Gathering, Processing and Transportation of Natural Gas and NGLs | Maximum
Related Party Transaction [Line Items]
Net payment made to related party			$ 100,000		$ 100,000		200,000
WHR II
Related Party Transaction [Line Items]
Payments made to related party							5,000,000
Proceeds from sale								$ 1,600,000
WHR II | Promissory Notes
Related Party Transaction [Line Items]
Debt instrument interest rate percentage			2.50%		2.50%
Debt instrument, accrued interest					$ 100,000
WildHorse Resources Management Company, LLC [Member]
Related Party Transaction [Line Items]
Payments made to related party									$ 6,000,000
Wild Horse Resources L L C
Related Party Transaction [Line Items]
Payments made to related party	$ 57,600,000						$ 100,000
Payments made to related party	200,000
Proceeds from sale	$ 53,000,000
Wild Horse Resources L L C | Non-operated Working Interests in Oil and Natural Gas Properties | Maximum
Related Party Transaction [Line Items]
Payments made to related party			$ 100,000		100,000
Wild Horse Resources L L C | Esquisto | Director [Member]
Related Party Transaction [Line Items]
Board of Directors nominees | Directors							1
Wild Horse Resources L L C | Esquisto | NGP X US Holdings
Related Party Transaction [Line Items]
Common stock outstanding shares							15.00%
Petromax Operating Company, Inc. | Chief Operating Officer of Esquisto
Related Party Transaction [Line Items]
Percentage of ownership		33.30%		33.30%			33.30%
Calbri Energy, Inc. | Esquisto | Completion Consulting Services
Related Party Transaction [Line Items]
Payments made to related party			$ 100,000		$ 200,000	$ 400,000	$ 400,000
Calbri Energy, Inc. | Esquisto | Completion Consulting Services | Maximum
Related Party Transaction [Line Items]
Percentage of ownership			1.00%		1.00%	1.00%		1.00%
CH4 Energy
Related Party Transaction [Line Items]
Payments made to related party		$ 300,000
Related party payments or receipts			$ 0		$ 0
CH4 Energy | Maximum
Related Party Transaction [Line Items]
Payments made to related party				$ 100,000
CH4 Energy | Esquisto
Related Party Transaction [Line Items]
Payments made to related party							3,600,000
Garland Exploration LLC | Non-operated Working Interests in Oil and Natural Gas Properties
Related Party Transaction [Line Items]
Net payments received from related parties		300,000	$ 0	300,000	$ 0
Garland Exploration LLC | Esquisto
Related Party Transaction [Line Items]
Payments made to related party							5,500,000
Crossing Rocks Energy LLC. | Esquisto
Related Party Transaction [Line Items]
Payments made to related party							$ 1,300,000
Service Providers | Maximum
Related Party Transaction [Line Items]
Payments made to related party		$ 100,000		$ 100,000